BALANCE SHEETS - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 23,236,000	$ 15,598,000
Total current assets		32,641,000	47,455,000
Total assets		42,215,000	52,989,000
Current liabilities
Accrued expenses		2,366,000	551,000
Total current liabilities		4,405,000	2,088,000
Total liabilities		23,028,000	7,454,000
Commitments and Contingencies
Stockholders' (Deficit) Equity
Additional paid-in capital	[1]	18,063,000	17,140,000
Accumulated deficit		(52,840,000)	(25,569,000)
Total shareholders' deficiency	[1]	(34,777,000)	(8,429,000)
Total liabilities, convertible preferred shares and shareholders' deficiency		42,215,000	52,989,000
CIK 0001822935 Healthcare Capital Corp
Current assets
Cash and cash equivalents		556,494
Total current assets		556,494
Deferred offering costs			165,029
Marketable securities held in Trust Account		275,016,417
Total assets		275,572,911	165,029
Current liabilities
Accrued expenses		893,937	1,374
Accrued offering costs			50,175
Due to related parties			89,854
Total current liabilities		893,937	141,403
Deferred underwriting fee payable		10,325,000
Warrant liability		10,137,500
Total liabilities		21,356,437	141,403
Class A common stock, $.0001 par value; 100,000,000 shares authorized; 27,500,000 and no shares subject to possible redemption issued and outstanding at redemption value at December 31, 2021 and 2020, respectively		275,000,000
Stockholders' (Deficit) Equity
Class B common stock, $0.0001 par value; 10,000,000 shares authorized; 6,875,000 and 6,900,000 shares issued and outstanding at December 31, 2021 and 2020, respectively		687	690
Additional paid-in capital			24,310
Accumulated deficit		(20,784,213)	(1,374)
Total shareholders' deficiency		(20,783,526)	23,626
Total liabilities, convertible preferred shares and shareholders' deficiency		$ 275,572,911	$ 165,029

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 10, Shareholders’ Deficiency, for details.